Deferred revenue - Gold stream transaction	12 Months Ended
Dec. 31, 2017
Deferred revenue - Gold stream transaction
Deferred revenue - Gold stream transaction

7.        Deferred revenue - Gold stream transaction

In 2013, the Company entered into a gold transaction with Wheaton Precious Metals Corp. (“WPM”), and amended in March 2015 and August 2016, to sell 75% of the gold extracted as a by-product of the Salobo copper mine and 70% of the gold extracted as a by-product of Sudbury nickel mines.

The transactions were bifurcated into two identifiable components (i) the sale of the mineral rights and, (ii) the services for gold extraction on the portion in which Vale operates as an agent for WPM gold extraction.

The result on sale of mineral rights from the additional transactions of US$150 and US$230 was recognized in the years ended December 31, 2016 and 2015, respectively, under “Other operating expenses, net”.

Critical accounting estimates and judgments

Defining the gain on sale of mineral interest and the deferred revenue portion of the transaction requires the use of critical accounting estimates as follows:

• Discount rates used to measure the present value of future inflows and outflows;

• Allocation of costs between nickel or copper and gold based on relative prices;

• Expected margin for the independent elements (sale of mineral rights and service for gold extraction) based on Company’s best estimate.